SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: -September 30 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		13 November 2012
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   42
                                          -----------
Form 13F Information Table Value Total:   $587856
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Aegion Corp			Common	457667103	 2748	 143400			S		     S
Agilent Technologies		Common	00846U101	 7815	 202800			S		     S
Air Products			Common	009158106	 1323	  15900			S		     S
American Water Works 		Common	030420103	 9030	 243650			S		     S
Aqua America Inc		Common	03826W103	 3550	 143400 		S		     S
Badger Meter			Common	056525108	17082	 469407			S		     S
Calgon Carbon Corp		Common	129603106	 1096     76600			S		     S
Clarcor Inc			Common	179895107	29612	 663507			S		     S
Clean Harbors Inc		Common	184496107	29902	 612114			S		     S
Cree Inc			Common	225447101	 6009	 235590			S		     S
Danaher Corp			Common	235851102	 6669	 120880			S		     S
Donladson Co Inc		Common	257651109	12686	 365500			S		     S
Ecolab Inc			Common	278865100	24475	 376748			S		     S
Emerson Electric Co.		Common	291011104	 5492	 113779			S		     S
Franklin Electric Co Inc	Common	353514102	17940	 296575			S		     S
Hubbell Inc			Common	443510201	 2537	  31300			S		     S
ICF International Inc		Common	44925C103	12595	 626646			S		     S
Idex Corp			Common	45167R104	 8917	 213484 		S		     S
Itron Inc			Common	465741106	34770	 806171			S		     S
Johnson Controls inc		Common	478366107	 5682	 206300			s		     S
LKQ Corp			Common	501889208	28407	1537608			S		     S
Mastec Inc			Common	576323109	 1724	  87500			S		     S
Metalico Inc			Common	591176102	 4490	1754044			S		     S
Ormat Technologies Inc		Common	686688102	17857	 952361			S		     S
Pall Corp			Common	696429307	38985	 614034			S		     S
Pentair Inc.			Common	709631105	33804	 759460			s		     S
Perkinelmer Inc.		Common	714046109	 6549	 222242			S		     S
Power Integrations Inc		Common	739276103	19528	 641318			S		     S
Regal Beloit			Common	758750103	36266	 513461			S		     S
Republic services Inc		Common	760759100	 3853	 139155			S		     S
Rexnord Corp			Common	76169B102	 3519	 193130			S		     S
Roper Industries Inc		Common	776696106	 3184     28975			S		     S
Schnitzer Steel Ind Inc		Common	806882106	 9452    335780			S		     S
Semileds Corp.			Common	816645105	  659	 383150			S		     S
Sims Group			Common	829160100	14955	1510587			S		     S
Stericycle Inc			Common	858912108	23565	 260438			S		     S
Tetra Tech Inc			Common	88162G103	21362	 813507			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 8404	 142563			S		     S
Toro Co				Common	891092108	 1021	  25600			S		     S
Watts Water Technologies-A	Common	942749102	41622	1100245			S		     S
Xylem Inc			Common	98419M100	27787	1104850			S		     S
3M Co				Common	88579Y101	  933     10100			S		     S